INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating activities
Profit / (loss) before tax		$ 445	$ 438
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		999	983
(Gain) / loss on disposal of non-current assets		4	12
Finance costs		330	391
Finance income		(5)	(15)
Other non-operating (gain) / loss		(7)	(101)
Net foreign exchange (gain) / loss		(11)	21
Changes in trade and other receivables and prepayments		(156)	(100)
Changes in inventories		(14)	45
Changes in trade and other payables		50	(58)
Changes in provisions, pensions and other		6	(14)
Interest paid		(306)	(337)
Interest received		5	15
Income tax paid		(141)	(175)
Net cash flows from operating activities		1,199	1,105
Investing activities
Purchase of property, plant and equipment and intangible assets		(1,047)	(893)
Receipts from / (payment on) deposits		(52)	(98)
Receipts from / (investment in) financial assets	[1]	(29)	(33)
Other proceeds from investing activities, net		(6)	7
Net cash flows from / (used in) investing activities		(1,134)	(1,017)
Financing activities
Proceeds from borrowings, net of fees paid	[2]	437	2,951
Repayment of debt		(711)	(2,733)
Acquisition of non-controlling interest		(273)	(1)
Dividends paid to owners of the parent		0	(259)
Dividends paid to non-controlling interests		0	(19)
Net cash flows from / (used in) financing activities		(547)	(61)
Net (decrease) / increase in cash and cash equivalents		(482)	27
Net foreign exchange difference		0	(37)
Cash and cash equivalents at beginning of period	[1]	1,661	1,238
Cash and cash equivalents at end of period, net of overdrafts	[3]	$ 1,179	$ 1,228

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
[2]	Fees paid for borrowings were US$19 (2020: US$15).
[3]	Overdrawn amount was US$13 (2020: US$3)